Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Transactions and Balances with Related Parties

A. Transactions and balances with related parties

	Year ended December 31
	2020	2019

General and administrative expenses:
Directors compensation	380,756	295,088
Salaries and fees to officers	336,433	358,370
Consultants and other fees	52,331	-
	(*) 769,520	(*) 653,458

(*) share based compensation	394,756	272,077

Research and development expenses:
Salaries and fees to officers	25,301	116,692

B. Balances with related parties and officers:

Other accounts payables	424,515	199,983